                             UNITED STATES             ------------------------
                   SECURITIES AND EXCHANGE COMMISSION        OMB APPROVAL
                         Washington, D.C. 20549        ------------------------
                                                       OMB NUMBER: 3235-0456
                               FORM 24F-2              EXPIRES: AUGUST 31, 2000
                    ANNUAL NOTICE OF SECURITIES SOLD   ESTIMATED AVERAGE BURDEN
                         PURSUANT TO RULE 24F-2        HOURS PER RESPONSE.....1
                                                       ------------------------

            Read instructions at end of Form before preparing Form.


--------------------------------------------------------------------------------
1.    Name and address of issuer:

      Calamos Investment Trust
      1111 E. Warrenville Road
      Naperville, IL 60563

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      Calamos Convertible Fund

--------------------------------------------------------------------------------
3.    Investment Company Act File Number: 811-5443

      Securities Act File Number: 33-19228

--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

      March 31, 2000

--------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)



Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c). [ ] Check box if this is the last time the Issuer will be filing this Form.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during       $56,950,435.79
             the fiscal year pursuant to section 24(f):           --------------

     (ii)    Aggregate price of securities redeemed            $35,273,132
             or repurchased during the fiscal year:            -----------

     (iii)   Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending
             no earlier than October 11, 1995 that were not
             previously used to reduce registration fees       $     0
             payable to the Commission:                        --------

     (iv)    Total available redemption credits [add items          -$35,273,132
             5(ii) and 5(iii):                                       -----------

     (v)     Net sales -- if Item 5(i) is greater than            $21,677,303.79
             Item 5(iv) [subtract item 5(iv) from item 5(i)]:     --------------
     -------------------------------------------------------------------
     (vi)    Redemption credits available for use in future    $(    )
             years -- if item 5(i) is less than item 5(iv)     --------
             [subtract item 5(iv) from item 5(i)]:
     -------------------------------------------------------------------
                                                                        x.000264
     (vii)   Multiplier for determining registration fee (See           --------
             Instruction C.9):

     (viii)  Registration fee due [multiply Item 5(v) by Item         =$5,722.81
             5(vii)] (enter "0" if no fee is due);                     =========

--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:      . If
                                                                   ------
     there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state the number here:      .
                                       ------
--------------------------------------------------------------------------------
7. Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                           + $             0
                                                             ---------------

--------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                           = $      5,722.81
                                                             ---------------

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

                              [X] Wire Transfer
                              [ ] Mail or other means

--------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James S. Hamman, Jr.
                           ---------------------------------------------------
                               Secretary
                           ---------------------------------------------------

Date   6/27/00
    ----------------------------------------


* Please print the name and title of the signing officer below the signature.

                             UNITED STATES             ------------------------
                   SECURITIES AND EXCHANGE COMMISSION        OMB APPROVAL
                         Washington, D.C. 20549        ------------------------
                                                       OMB NUMBER: 3235-0456
                               FORM 24F-2              EXPIRES: AUGUST 31, 2000
                    ANNUAL NOTICE OF SECURITIES SOLD   ESTIMATED AVERAGE BURDEN
                         PURSUANT TO RULE 24F-2        HOURS PER RESPONSE.....1
                                                       ------------------------

            Read instructions at end of Form before preparing Form.


--------------------------------------------------------------------------------
1.    Name and address of issuer:

      Calamos Investment Trust
      1111 E. Warrenville Road
      Naperville, IL 60563

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      Calamos Growth and Income Fund

--------------------------------------------------------------------------------
3.    Investment Company Act File Number: 811-5443

      Securities Act File Number: 33-19228

--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

      March 31, 2000

--------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)



Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c). [ ] Check box if this is the last time the Issuer will be filing this Form.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during       $21,170,601.59
             the fiscal year pursuant to section 24(f):           --------------

     (ii)    Aggregate price of securities redeemed            $4,306,684.00
             or repurchased during the fiscal year:            -------------

     (iii)   Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending
             no earlier than October 11, 1995 that were not
             previously used to reduce registration fees       $     0
             payable to the Commission:                        --------

     (iv)    Total available redemption credits [add items       -$4,306,684.00
             5(ii) and 5(iii):                                    -------------

     (v)     Net sales -- if Item 5(i) is greater than            $16,863,917.59
             Item 5(iv) [subtract item 5(iv) from item 5(i)]:     --------------
     -------------------------------------------------------------------
     (vi)    Redemption credits available for use in future    $(    )
             years -- if item 5(i) is less than item 5(iv)     --------
             [subtract item 5(iv) from item 5(i)]:
     -------------------------------------------------------------------
                                                                        x.000264
     (vii)   Multiplier for determining registration fee (See           --------
             Instruction C.9):

     (viii)  Registration fee due [multiply Item 5(v) by Item         =$4,452.07
             5(vii)] (enter "0" if no fee is due);                     =========

--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:      . If
                                                                   ------
     there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state the number here:      .
                                       ------
--------------------------------------------------------------------------------
7. Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                           + $             0
                                                             ---------------

--------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                           = $      4,452.07
                                                             ---------------

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

                              [X] Wire Transfer
                              [ ] Mail or other means

--------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James S. Hamman, Jr.
                           ---------------------------------------------------
                               Secretary
                           ---------------------------------------------------

Date   6/27/00
    ----------------------------------------


* Please print the name and title of the signing officer below the signature.

                             UNITED STATES             ------------------------
                   SECURITIES AND EXCHANGE COMMISSION        OMB APPROVAL
                         Washington, D.C. 20549        ------------------------
                                                       OMB NUMBER: 3235-0456
                               FORM 24F-2              EXPIRES: AUGUST 31, 2000
                    ANNUAL NOTICE OF SECURITIES SOLD   ESTIMATED AVERAGE BURDEN
                         PURSUANT TO RULE 24F-2        HOURS PER RESPONSE.....1
                                                       ------------------------

            Read instructions at end of Form before preparing Form.


--------------------------------------------------------------------------------
1.    Name and address of issuer:

      Calamos Investment Trust
      1111 E. Warrenville Road
      Naperville, IL 60563

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      Calamos Market Neutral Fund

--------------------------------------------------------------------------------
3.    Investment Company Act File Number: 811-5443

      Securities Act File Number: 33-19228

--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

      March 31, 2000

--------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)



Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c). [ ] Check box if this is the last time the Issuer will be filing this Form.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during       $12,692,986.51
             the fiscal year pursuant to section 24(f):           --------------

     (ii)    Aggregate price of securities redeemed            $923,311
             or repurchased during the fiscal year:            --------

     (iii)   Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending
             no earlier than October 11, 1995 that were not
             previously used to reduce registration fees       $     0
             payable to the Commission:                        --------

     (iv)    Total available redemption credits [add items             -$923,311
             5(ii) and 5(iii):                                          --------

     (v)     Net sales -- if Item 5(i) is greater than            $11,769,675.51
             Item 5(iv) [subtract item 5(iv) from item 5(i)]:     --------------
     -------------------------------------------------------------------
     (vi)    Redemption credits available for use in future    $(    )
             years -- if item 5(i) is less than item 5(iv)     --------
             [subtract item 5(iv) from item 5(i)]:
     -------------------------------------------------------------------
                                                                        x.000264
     (vii)   Multiplier for determining registration fee (See           --------
             Instruction C.9):

     (viii)  Registration fee due [multiply Item 5(v) by Item         =$3,107.19
             5(vii)] (enter "0" if no fee is due);                     =========

--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:   0   . If
                                                                   ------
     there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state the number here:      .
                                       ------
--------------------------------------------------------------------------------
7. Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                           + $             0
                                                             ---------------

--------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                           = $      3,107.19
                                                             ---------------

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

                              [X] Wire Transfer
                              [ ] Mail or other means

--------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James S. Hamman, Jr.
                           ---------------------------------------------------
                               Secretary
                           ---------------------------------------------------

Date   6/27/00
    ----------------------------------------


* Please print the name and title of the signing officer below the signature.

                             UNITED STATES             ------------------------
                   SECURITIES AND EXCHANGE COMMISSION        OMB APPROVAL
                         Washington, D.C. 20549        ------------------------
                                                       OMB NUMBER: 3235-0456
                               FORM 24F-2              EXPIRES: AUGUST 31, 2000
                    ANNUAL NOTICE OF SECURITIES SOLD   ESTIMATED AVERAGE BURDEN
                         PURSUANT TO RULE 24F-2        HOURS PER RESPONSE.....1
                                                       ------------------------

            Read instructions at end of Form before preparing Form.


--------------------------------------------------------------------------------
1.    Name and address of issuer:

      Calamos Investment Trust
      1111 E. Warrenville Road
      Naperville, IL 60563

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      Calamos Growth Fund

--------------------------------------------------------------------------------
3.    Investment Company Act File Number: 811-5443

      Securities Act File Number: 33-19228

--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

      March 31, 2000

--------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)



Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c). [ ] Check box if this is the last time the Issuer will be filing this Form.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during       $25,379,035.56
             the fiscal year pursuant to section 24(f):           --------------

     (ii)    Aggregate price of securities redeemed            $10,910,585
             or repurchased during the fiscal year:            -----------

     (iii)   Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending
             no earlier than October 11, 1995 that were not
             previously used to reduce registration fees       $     0
             payable to the Commission:                        --------

     (iv)    Total available redemption credits [add items         -$10,910,585
             5(ii) and 5(iii):                                      -----------

     (v)     Net sales -- if Item 5(i) is greater than            $14,468,450.56
             Item 5(iv) [subtract item 5(iv) from item 5(i)]:     --------------
     -------------------------------------------------------------------
     (vi)    Redemption credits available for use in future    $(    )
             years -- if item 5(i) is less than item 5(iv)     --------
             [subtract item 5(iv) from item 5(i)]:
     -------------------------------------------------------------------
                                                                        x.000264
     (vii)   Multiplier for determining registration fee (See           --------
             Instruction C.9):

     (viii)  Registration fee due [multiply Item 5(v) by Item         =$3,819.67
             5(vii)] (enter "0" if no fee is due);                     =========

--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:      . If
                                                                   ------
     there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state the number here:      .
                                       ------
--------------------------------------------------------------------------------
7. Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                           + $             0
                                                             ---------------

--------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                           = $      3,819.67
                                                             ---------------

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

                              [X] Wire Transfer
                              [ ] Mail or other means

--------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James S. Hamman, Jr.
                           ---------------------------------------------------
                               Secretary
                           ---------------------------------------------------

Date   6/27/00
    ----------------------------------------


* Please print the name and title of the signing officer below the signature.

                             UNITED STATES             ------------------------
                   SECURITIES AND EXCHANGE COMMISSION        OMB APPROVAL
                         Washington, D.C. 20549        ------------------------
                                                       OMB NUMBER: 3235-0456
                               FORM 24F-2              EXPIRES: AUGUST 31, 2000
                    ANNUAL NOTICE OF SECURITIES SOLD   ESTIMATED AVERAGE BURDEN
                         PURSUANT TO RULE 24F-2        HOURS PER RESPONSE.....1
                                                       ------------------------

            Read instructions at end of Form before preparing Form.


--------------------------------------------------------------------------------
1.    Name and address of issuer:

      Calamos Investment Trust
      1111 E. Warrenville Road
      Naperville, IL 60563

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      Calamos Global Growth and Income Fund

--------------------------------------------------------------------------------
3.    Investment Company Act File Number: 811-5443

      Securities Act File Number: 33-19228

--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

      March 31, 2000

--------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)



Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c). [ ] Check box if this is the last time the Issuer will be filing this Form.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during        $5,612,749.11
             the fiscal year pursuant to section 24(f):            -------------

     (ii)    Aggregate price of securities redeemed            $2,840,602
             or repurchased during the fiscal year:            ----------

     (iii)   Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending
             no earlier than October 11, 1995 that were not
             previously used to reduce registration fees       $     0
             payable to the Commission:                        --------

     (iv)    Total available redemption credits [add items          -$2,840,602
             5(ii) and 5(iii):                                       ----------

     (v)     Net sales -- if Item 5(i) is greater than             $2,772,147.11
             Item 5(iv) [subtract item 5(iv) from item 5(i)]:      -------------

     -------------------------------------------------------------------
     (vi)    Redemption credits available for use in future    $(    )
             years -- if item 5(i) is less than item 5(iv)     --------
             [subtract item 5(iv) from item 5(i)]:
     -------------------------------------------------------------------
                                                                        x.000264
     (vii)   Multiplier for determining registration fee (See           --------
             Instruction C.9):

     (viii)  Registration fee due [multiply Item 5(v) by Item          =$ 731.85
             5(vii)] (enter "0" if no fee is due);                      ========

--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:      . If
                                                                   ------
     there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state the number here:      .
                                       ------
--------------------------------------------------------------------------------
7. Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                           + $             0
                                                             ---------------

--------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                           = $        731.85
                                                             ---------------

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

                              [X] Wire Transfer
                              [ ] Mail or other means

--------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James S. Hamman, Jr.
                           ---------------------------------------------------
                               Secretary
                           ---------------------------------------------------

Date   6/27/00
    ----------------------------------------


* Please print the name and title of the signing officer below the signature.

                             UNITED STATES             ------------------------
                   SECURITIES AND EXCHANGE COMMISSION        OMB APPROVAL
                         Washington, D.C. 20549        ------------------------
                                                       OMB NUMBER: 3235-0456
                               FORM 24F-2              EXPIRES: AUGUST 31, 2000
                    ANNUAL NOTICE OF SECURITIES SOLD   ESTIMATED AVERAGE BURDEN
                         PURSUANT TO RULE 24F-2        HOURS PER RESPONSE.....1
                                                       ------------------------

            Read instructions at end of Form before preparing Form.


--------------------------------------------------------------------------------
1.    Name and address of issuer:

      Calamos Investment Trust
      1111 E. Warrenville Road
      Naperville, IL 60563

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      Calamos High Yield Fund

--------------------------------------------------------------------------------
3.    Investment Company Act File Number: 811-5443

      Securities Act File Number: 33-19228

--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

      March 31, 2000

--------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)



Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c). [ ] Check box if this is the last time the Issuer will be filing this Form.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during          $785,288.42
             the fiscal year pursuant to section 24(f):              -----------

     (ii)    Aggregate price of securities redeemed            $ 13,998
             or repurchased during the fiscal year:            --------

     (iii)   Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending
             no earlier than October 11, 1995 that were not
             previously used to reduce registration fees       $     0
             payable to the Commission:                        --------

     (iv)    Total available redemption credits [add items             -$13,998
             5(ii) and 5(iii):                                          -------

     (v)     Net sales -- if Item 5(i) is greater than               $771,290.42
             Item 5(iv) [subtract item 5(iv) from item 5(i)]:        -----------
     -------------------------------------------------------------------
     (vi)    Redemption credits available for use in future    $(    )
             years -- if item 5(i) is less than item 5(iv)     --------
             [subtract item 5(iv) from item 5(i)]:
     -------------------------------------------------------------------
                                                                        x.000264
     (vii)   Multiplier for determining registration fee (See           --------
             Instruction C.9):

     (viii)  Registration fee due [multiply Item 5(v) by Item          =$203.62
             5(vii)] (enter "0" if no fee is due);                      ========

--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:      . If
                                                                   ------
     there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state the number here:      .
                                       ------
--------------------------------------------------------------------------------
7. Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                           + $             0
                                                             ---------------

--------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                           = $        203.62
                                                             ---------------

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

                              [X] Wire Transfer
                              [ ] Mail or other means

--------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James S. Hamman, Jr.
                           ---------------------------------------------------
                               Secretary
                           ---------------------------------------------------

Date   6/27/00
    ----------------------------------------


* Please print the name and title of the signing officer below the signature.